BASIS OF PREPARATION (Policies)	9 Months Ended
Sep. 30, 2025
Notes and other explanatory information [abstract]
Statement of Compliance

Statement of Compliance

These unaudited condensed consolidated interim financial statements of the Company are as of September 30, 2025, and presented in US dollars which is the Company’s reporting currency. The Company’s functional currency is the New Israeli Shekel. These unaudited condensed consolidated interim financial statements have been prepared in accordance with the requirements of International Accounting Standard IAS 34 “Interim Financial Reporting” as issued by the IASB. They do not include all the information required in annual financial statements in accordance with IFRS accounting standards and should be read in conjunction with the annual financial statements of the Company for the year ended December 31, 2024.

The policies applied in these condensed consolidated interim financial statements are based on IFRS accounting standards effective as of January 1, 2025, and are consistent with those included in the Company’s annual financial statements for the year ended December 31, 2024.

Basis of Consolidation

Basis of Consolidation

The financial results of subsidiaries are included in the consolidated financial statements from the date that control commences until the date that control ceases. Intercompany balances and transactions and any unrealized income and expenses arising from such transactions are eliminated upon consolidation.

Basis of measurement

Basis of measurement

These condensed consolidated interim financial statements have been prepared on a going concern basis, under the historical cost basis, except for financial instruments which have been measured at fair value.

Financial assets

Financial assets

Short-term investments consist of held-for-sale securities (or trading) and are stated at fair value, with unrealized gains and losses included in earnings. Transaction costs are expensed as incurred. The securities are classified as current assets because they are expected to be realized within one year. The Company regularly evaluates whether declines in fair value below cost are other-than-temporary; if so, an impairment is recognized. Gains or losses realized on sales of these securities are included in financial income (expense), net in the consolidated statement of operations and comprehensive loss.